Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities
Schedule of interest bearing loans

in EUR k	Dec 31, 2018	Dec 31, 2019
Non‑current liabilities
Non‑current portion of secured bank loans	12,055	968
Municipal loans	860	610
Total non‑current loans	12,915	1,578
Lease liabilities	1,712	18,069
Total non‑current liabilities	14,627	19,647

Current liabilities
Current portion of secured bank loans	1,787	802
Bank overdrafts	1,915	2,636
Municipal loans	-	250
Total current loans	3,702	3,688
Current portion of lease liabilities	1,350	3,635
Total current liabilities	5,052	7,323
Total non‑current and current liabilities	19,679	26,970

Schedule of outstanding loans

				Dec 31, 2018		Dec 31, 2019
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.50%	2016‑19	6	6	—	—
Secured bank loan	EUR	2.50%	2017‑25	5,633	5,633	—	—
Secured bank loan	EUR	2.50%	2017‑25	5,633	5,633	—	—
Secured bank loan	EUR	3.95%	2017‑25	2,570	2,570	1,770	1,770
Municipal loan	EUR	8.25%;	2020-21	500	500	500	500
		plus 1.5%
		profit‑related;
		0.75% on losses
Municipal loan	EUR	8%;	2022	360	360	360	360
		plus 1.5%
		profit‑related;
		0.75% on losses
Bank overdrafts	EUR	4.46%	Rollover	—	—	476	476
Bank overdrafts	EUR	3.75%	Rollover	1,915	1,915	2,160	2,160
Lease liabilities	EUR	3.5%*,5.4%-8.9%	2017-31	3,062	3,062	21,704	21,704
Total interest‑bearing financial liabilities				19,679	19,679	26,970	26,970

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2018	Dec 31, 2019
Trade payables	5,429	8,554
Government grants (deferred income)	12,034	11,289
Liability for Virtual Stock Option Program	7,093	2,769
Contract liabilities	297	3,748
Others	5,618	5,258
Trade payables and other liabilities	30,471	31,618
Non‑current	11,240	9,941
Current	19,231	21,677